Note 22 - Guarantees and Other Commitments (Details Textual) - Dell Bank International [member] $ in Thousands	Jan. 17, 2017 USD ($)
Statement Line Items [Line Items]
Lease liabilities, guarantee	$ 11,660
Finance lease liabilities, guarantee term (Year)	10 years